SCHEDULE OF BONUS AND MILESTONES (Details)	12 Months Ended
Dec. 31, 2023 CAD ($) shares
EBITDA Milestones One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value	$ 100,000
Revenue recognition milestone method	1,000,000
EBITDA Milestones Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value	100,000
Revenue recognition milestone method	1,000,000
EBITDA Milestones Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value	100,000
Revenue recognition milestone method	1,000,000
EBITDA Milestones Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value	100,000
Revenue recognition milestone method	1,000,000
EBITDA Milestones Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus value	100,000
Revenue recognition milestone method	1,000,000
Market Capitalization Milestones One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	$ 20,000,000
Bonus shares | shares	5,000,000
Market Capitalization Milestones Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	$ 40,000,000
Bonus shares | shares	5,000,000
Market Capitalization Milestones Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	$ 60,000,000
Bonus shares | shares	5,000,000
Market Capitalization Milestones Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	$ 80,000,000
Bonus shares | shares	5,000,000
Market Capitalization Milestones Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognition milestone method	$ 100,000,000
Bonus shares | shares	5,000,000